Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 4,248	$ 6,284
Restricted deposits		24
Other investment		136
Marketable securities with related party	351
Prepaid expenses and other current assets	367	685
Total current assets	4,966	7,129
NON-CURRENT ASSETS:
Restricted deposits	301	331
Other investment		1,156
Right-of-use asset	3,212	3,687
Property and equipment, net	2,344	3,497
Total non-current assets	5,857	8,671
Total Assets	10,823	15,800
CURRENT LIABILITIES:
Accounts payables and accruals	1,783	2,104
Other liabilities	193	199
Trade payables	154	746
Current lease liability	355	601
Warrant liability		4
Total current liabilities	2,485	3,654
NON-CURRENT LIABILITIES
Long term lease liability	2,456	2,746
Total non-current liabilities	2,456	2,746
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
SHAREHOLDERS’ EQUITY
Ordinary shares – no par value, Authorized 1,000,000,000 shares. Issued and outstanding 251,756,047 and 146,471,680 at December 31, 2023 and December 31, 2022, respectively
Additional paid in capital	76,058	62,942
Accumulated other comprehensive loss		(230)
Accumulated deficit	(70,176)	(53,312)
Total shareholders’ equity	5,882	9,400
Total liabilities and shareholders’ equity	$ 10,823	$ 15,800